Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements

Note 16. Fair Value Measurements

Assets and liabilities measured at fair value on a recurring basis

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair value measured as of December 31, 2023
				Significant
		Quoted prices in	Significant other	unobservable
	Total carrying	active markets	observable inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Bitcoin (a)	$311,178	$311,178	$—	$—
Convertible note (b)	$4,709	$—	$—	$4,709
Derivative asset (c)	$104,218	$—	$—	$104,218
Contingent consideration liability (d)	$909	$—	$—	$909

	Fair value measured as of December 31, 2022
				Significant
		Quoted prices in	Significant other	unobservable
	Total carrying	active markets	observable inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Derivative asset (b)	$97,497	$—	$—	$97,497
Contingent consideration liability (c)	$24,935	$—	$—	$24,935
(a)	See Note 5. Bitcoin
(b)	See Note 6. Investments
(c)	See Note 9. Power Purchase Agreement
(d)	See Note 17. Commitments and Contingencies

There were no transfers of financial instruments between Level 1, Level 2, and Level 3 during the periods presented.

Assets and liabilities not measured at fair value on a recurring basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, we also measure certain assets and liabilities at fair value on a nonrecurring basis. Our non-financial assets, including goodwill, intangible assets, operating lease right of use assets, and property, plant and equipment, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the asset’s projected undiscounted cash flows. These assets are recorded at fair value only when an impairment charge is recognized.

As of December 31, 2023 and 2022, the fair values of cash and cash equivalents, accounts receivable, contract assets, prepaid expenses and other current assets, accounts payable, contract liabilities, and accrued expenses approximated their carrying values because of their short-term nature.